Related party transactions - Additional Information (Details) € in Thousands	Feb. 02, 2021 EUR (€)	Jun. 30, 2021 EUR (€) licensing_agreement
Disclosure of transactions between related parties [Line Items]
Provision for attendance fees		€ 176
Amounts payable, related party transactions		€ 13,368
Novo Nordisk A/S
Disclosure of transactions between related parties [Line Items]
Number of licensing agreements | licensing_agreement		3
Amounts payable, related party transactions		€ 0
Mi-mAbs
Disclosure of transactions between related parties [Line Items]
Maximum services to be received, related party transactions	€ 600
Service agreement, period	1 year